Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables [Abstract]
Government institutions	$ 20	$ 188
Employees and related benefits	123	145
Loan commitment liability	258
Revenue sharing payment payable	214	171
Accrued expenses	790	628
Payable due to distribution agreement (see note 6(b))	800
Other payables	255	36
Total	$ 2,460	$ 1,168